United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/09

Date of Reporting Period:  Quarter ended 11/30/08

Item 1.                      Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

November 30, 2008 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE-RATE MORTGAGES--49.5%
		Federal Home Loan Mortgage Corp. ARM--31.6%
$4,240,720		4.835%, 4/1/2038	$4,238,059
5,473,958		5.210%, 2/1/2036	5,440,228
8,077,459		5.215%, 7/1/2030	7,919,659
8,612,799		5.257%, 12/1/2035	8,631,920
3,050,296		5.547%, 6/1/2036	3,061,907
2,499,183		5.575%, 4/1/2036	2,443,336
7,626,937		5.611%, 9/1/2037	7,644,117
757,617		5.612%, 4/1/2027	775,368
185,126		5.959%, 9/1/2020	185,839
11,839,233		5.978%, 7/1/2036	11,939,683
		TOTAL	52,280,116
		Federal National Mortgage Association ARM--16.5%
4,992,476		3.760%, 6/1/2033	4,913,991
4,954,172		3.850%, 7/1/2034	4,826,960
850,362		4.300%, 4/1/2034	840,390
2,678,725		4.450%, 12/1/2033	2,613,153
4,793,211		4.490%, 10/1/2016 - 5/1/2038	4,772,381
65,559		4.600%, 10/1/2028	65,600
3,656,864		4.780%, 12/1/2034	3,637,558
119,656		4.840%, 10/1/2033	118,815
248,511		4.980%, 2/1/2020	246,236
597,266		5.340%, 5/1/2018	589,048
3,996,484		5.470%, 5/1/2036	3,994,143
512,613		5.860%, 7/1/2027	508,653
297,887		6.090%, 2/1/2019	292,959
		TOTAL	27,419,887
		Government National Mortgage Association ARM--1.4%
514,607		4.625%, 7/20/2023 - 9/20/2023	503,788
336,772		5.125%, 11/20/2023 - 10/20/2029	328,145
39,944		5.250%, 1/20/2030	39,265
1,428,034		5.375%, 1/20/2022 - 5/20/2029	1,408,157
		TOTAL	2,279,355
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $82,844,842)	81,979,358
		COLLATERALIZED MORTGAGE OBLIGATIONS--26.7%
		Federal Home Loan Mortgage Corp. REMIC--10.9%
4,436,275		REMIC 3346 FA, 1.653%, 2/15/2019	4,245,631
4,302,000		REMIC 3001 EA, 1.773%, 3/15/2035	4,091,135
4,686,005		REMIC 3179 FP, 1.803%, 7/15/2036	4,532,245
5,333,830		REMIC 2819 F, 1.823%, 6/15/2034	5,163,591
		TOTAL	18,032,602
		Federal National Mortgage Association REMIC--15.8%
1,999,072		REMIC 2004-27 FM, 1.715%, 7/25/2022	1,950,097
2,840,635		REMIC 2006-20 PF, 1.715%, 11/25/2030	2,766,075
2,589,347		REMIC 2005-67 FM, 1.745%, 8/25/2035	2,449,803
2,241,581		REMIC 2006-81 FA, 1.745%, 9/25/2036	2,166,438
4,502,935		REMIC 2006-8 NF, 1.765%, 3/25/2036	4,283,059
3,799,789		REMIC 2006-76 QF, 1.795%, 8/25/2036	3,641,107
1,792,248		REMIC 2003-90 FL, 1.845%, 3/25/2031	1,755,235
2,345,842		REMIC 2002-52 FG, 1.895%, 9/25/2032	2,280,259
3,734,189		REMIC 2007-102 FA, 1.965%, 11/25/2037	3,605,607
1,286,864		REMIC 1995-17 B, 4.669%, 2/25/2025	1,297,054
		TOTAL	26,194,734
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $45,013,400)	44,227,336
		GOVERNMENT AGENCIES--16.7%
8,000,000		Federal Home Loan Bank System Floating Rate Note, 1.424%, 1/19/2010	7,998,240
16,500,000		Federal Home Loan Bank System, 3.375%, 8/13/2010 - 9/10/2010	16,702,548
3,000,000		Federal Home Loan Mortgage Corp., 2.375%, 5/28/2010	2,999,567
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $27,565,946)	27,700,355
		MORTGAGE-BACKED SECURITY--0.0%
37,556		Government National Mortgage Association, 8.500%, 1/15/2030 (IDENTIFIED COST $38,580)	41,731
		U.S. TREASURY--2.4%
4,000,000		United States Treasury Notes, 1.250%, 11/30/2010 (IDENTIFIED COST $4,008,750)	4,018,906
		MUTUAL FUND--6.2%
10,195,059	[1,2]	Government Obligations Fund, Institutional Shares, 1.34% (AT NET ASSET VALUE)	10,195,059
		TOTAL INVESTMENTS --- 101.5% (IDENTIFIED COST $169,666,577)[3]	168,162,745
		OTHER ASSETS AND LIABILITIES --- NET --- (1.5)%[4]	(2,487,445)
		TOTAL NET ASSETS – 100%	$165,675,300

1	Affiliated company.
2	7- Day net yield.
3
At November 30, 2008, the cost of investments for federal tax purposes was $169,666,577. The net unrealized depreciation of investments for federal tax purposes was $1,503,832.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $309,808 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,813,640.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the New York Stock Exchange (NYSE), actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 10,195,059
Level 2 – Other Significant Observable Inputs	157,967,686
Level 3 – Significant Unobservable Inputs	---
Total	$ 168,162,745

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009